Consolidated Statement of Shareholders' Equity and Redeemable Non-Controlling Interest (Successor) and Class A Contingently Redeemable Preferred Units and Members' Equity (Predecessor) - USD ($)
$ in Thousands
		Total		Revision of Prior Period, Adjustment [Member]	Class B Common Stock	Class A Contingently Redeemable Preferred Equity	Common Stock Class A Common Stock		Common Stock Class A Common Stock Revision of Prior Period, Adjustment [Member]	Common Stock Class B Common Stock		Common Stock Class B Common Stock Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital Revision of Prior Period, Adjustment [Member]	Accumulated Deficit		Accumulated Deficit Revision of Prior Period, Adjustment [Member]	Accumulated Other Comprehensive Income (Loss)		Redeemable Noncontrolling Interest Revision of Prior Period, Adjustment [Member]
Opening Balance, Shares, Contingently Redeemable Preferred Units at Dec. 31, 2019	[1]					702,493
Opening Balance, Value, Contingently Redeemable Preferred Units at Dec. 31, 2019	[1]					$ 31,836
Shareholders' equity beginning balance at Dec. 31, 2019	[1]	$ 22,899					$ 18,701			$ 10,467				$ (6,269)			$ 0
Shareholders' equity beginning balance (in shares) at Dec. 31, 2019	[1]						2,883,452			1,567,546
Members' contributions	[1]	19,686					$ 17,168			$ 2,518
Members' contributions, Shares	[1]						2,597,159			380,906
Members' contributions, Value, Contingently Redeemable Preferred Units	[1]					$ 20,759
Members' contributions, Shares, Contingently Redeemable Preferred Units	[1]					423,083
Issuance of member interests	[1]	1,431								$ 1,431
Issuance of member interests, Shares	[1]									294,529
Issuance of member interests, Value, Contingently Redeemable Preferred Units	[1]					$ 1,510
Issuance of member interests, Shares, Contingently Redeemable Preferred Units	[1]					41,842
Share based compensation	[1]	34								$ 34
Net income (loss)		(7,963)	[1]		$ (2,583)									(7,963)	[1]
Foreign currency translation adjustments	[1]	(68)															(68)
Closing Balance, Value, Redeemable Noncontrolling Interest at Dec. 31, 2020	[1]			$ 0
Shareholders' equity ending balance at Dec. 31, 2020		36,019	[1]	0			$ 35,869	[1]		$ 14,450	[1]			(14,232)	[1]		(68)	[1]
Shareholders' equity ending balance (in shares) at Dec. 31, 2020	[1]						5,480,611			2,242,981
Ending Balance, Value, Contingently Redeemable Preferred Units at Dec. 31, 2020	[1]			54,105		$ 54,105
Ending Balance, Shares, Contingently Redeemable Preferred Units at Dec. 31, 2020	[1]					1,167,418
Share based compensation	[1]	2,649					$ 2,649
Net income (loss)		(16,474)	[1]		$ (4,784)									(16,474)	[1]
Foreign currency translation adjustments	[1]	113															113
Closing Balance, Value, Redeemable Noncontrolling Interest at Dec. 22, 2021	[1]																		$ 842,950
Shareholders' equity ending balance at Dec. 22, 2021	[1]	22,307					$ 38,518			$ 14,450				(30,706)			45
Shareholder's equity ending balance at Dec. 22, 2021	[1]			384,200					$ 5			$ 8	$ 466,206			$ (82,019)
Shareholders' equity ending balance (in shares) at Dec. 22, 2021	[1]						5,480,611		50,785,656	2,242,981		84,284,971
Ending Balance, Value, Contingently Redeemable Preferred Units at Dec. 22, 2021	[1]					$ 54,105
Ending Balance, Shares, Contingently Redeemable Preferred Units at Dec. 22, 2021	[1]					1,167,418
Opening Balance, Shares, Contingently Redeemable Preferred Units at Dec. 31, 2020	[1]					1,167,418
Opening Balance, Value, Contingently Redeemable Preferred Units at Dec. 31, 2020	[1]			54,105		$ 54,105
Shareholders' equity beginning balance at Dec. 31, 2020		36,019	[1]	0			$ 35,869	[1]		$ 14,450	[1]			(14,232)	[1]		(68)	[1]
Shareholders' equity beginning balance (in shares) at Dec. 31, 2020	[1]						5,480,611			2,242,981
Opening Balance, Value, Redeemable Noncontrolling Interest at Dec. 31, 2020	[1]			0
Closing Balance, Value, Redeemable Noncontrolling Interest at Dec. 31, 2021	[1]			841,982															841,982
Shareholders' equity ending balance at Dec. 31, 2021	[1]			418,777
Shareholder's equity ending balance at Dec. 31, 2021	[1]			418,777					$ 5			$ 8	466,345			(47,581)
Shareholders' equity ending balance (in shares) at Dec. 31, 2021	[1]								50,785,656			84,284,971
Ending Balance, Value, Contingently Redeemable Preferred Units at Dec. 31, 2021	[1]			0
Opening Balance, Shares, Contingently Redeemable Preferred Units at Dec. 22, 2021	[1]					1,167,418
Opening Balance, Value, Contingently Redeemable Preferred Units at Dec. 22, 2021	[1]					$ 54,105
Shareholder's equity beginning balance at Dec. 22, 2021	[1]			384,200					$ 5			$ 8	466,206			(82,019)
Shareholders' equity beginning balance at Dec. 22, 2021	[1]	22,307					$ 38,518			$ 14,450				$ (30,706)			$ 45
Shareholders' equity beginning balance (in shares) at Dec. 22, 2021	[1]						5,480,611		50,785,656	2,242,981		84,284,971
Opening Balance, Value, Redeemable Noncontrolling Interest at Dec. 22, 2021	[1]																		842,950
Equity based compensation	[1]			139									139
Net income (loss)	[1]	$ 34,438		34,438												34,438			(968)
Closing Balance, Value, Redeemable Noncontrolling Interest at Dec. 31, 2021	[1]			841,982															$ 841,982
Shareholders' equity ending balance at Dec. 31, 2021	[1]			418,777
Shareholder's equity ending balance at Dec. 31, 2021	[1]			418,777					$ 5			$ 8	$ 466,345			$ (47,581)
Shareholders' equity ending balance (in shares) at Dec. 31, 2021	[1]								50,785,656			84,284,971
Ending Balance, Value, Contingently Redeemable Preferred Units at Dec. 31, 2021	[1]			$ 0

[1]	See accompanying notes to the consolidated financial statements.